Share-Based Compensation (Details Textual)			12 Months Ended
	Oct. 06, 2015 $ / shares shares	Oct. 06, 2015 TWD / shares shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares TWD / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares TWD / shares shares	Dec. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2011 TWD / shares shares	Dec. 31, 2010 USD ($) $ / shares shares	Dec. 31, 2009 $ / shares shares	Dec. 31, 2009 TWD / shares shares	Dec. 31, 2007 $ / shares shares	Dec. 31, 2007 $ / shares TWD / shares shares	Dec. 31, 2007 TWD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross						1,390,280	1,375,726	1,899,910
Nonvested Shares Issued To Employees Description												During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwans ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.		From September 2007 to December 2010, Himax Imaging Inc. (Imaging Cayman, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share.
Allocated Share-based Compensation Expense | $						$ 6,274,000	$ 11,266,000	$ 9,673,000
Ordinary Price Per Share On Date Of Grant | (per share)												$ 0.72	TWD 21
Percentage Of Ratio To Offset Loss												75.00%
Himax Imaging Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number												1,939,490	1,939,490
Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number														5,346,777
Unvested Ordinary Share Exchange Rate | $ / shares														$ 0.36274
Allocated Share-based Compensation Expense | $							$ 300	9,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | $								$ 11,000
Stock Options 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	6,800,000	6,800,000	6,800,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Grant Date Fair Value | (per share)																	$ 0.672	$ 0.672	TWD 21.6608
Stock Option Exercise Price Per Share | (per share)																	0.464	$ 15
Stock Options 2007 Plan [Member] | ROC Central Government Bond [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)						10 years
Stock Options 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage								25.00%		25.00%		50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															2,300,000	2,300,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Grant Date Fair Value | (per share)																	$ 0.160	$ 0.160	TWD 5.2
Stock Option Exercise Price Per Share | (per share)															$ 0.311	TWD 10
Stock Options 2009 Plan [Member] | ROC Central Government Bond [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)						5 years
Stock Options 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										2,000,000	2,000,000
Stock Option Exercise Price Per Share | (per share)										$ 1.004	TWD 30
Stock Options 2012 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2012 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								430,000	430,000
Stock Option Exercise Price Per Share | (per share)								$ 1	TWD 30
Stock Options 2013 Plan [Member] | Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2013 Plan [Member] | Two Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,528,000	2,528,000
Stock Option Exercise Price Per Share | (per share)	$ 1.986	TWD 65
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost | $						$ 77,000
Stock Options 2015 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2015 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2015 Plan [Member] | ROC Central Government Bond [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)						5 years	2 years
Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period						597,596	1,219,791	867,771		5,522,279		2,727,278		3,488,952
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $						$ 4,456,000	$ 9,337,000	$ 7,833,000		$ 6,286,000		$ 2,873,000		$ 5,870,000
Market Price Per Share Of American Depositary Shares Underlying Restricted Stock Units Granted | $ / shares						$ 7.92	$ 9.27	$ 10.15		$ 1.95		$ 1.1		$ 2.47
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options | $						$ 1,421,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						1 year 9 months 7 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number						204,007	964,006	1,511,223	1,511,223	2,637,455	2,637,455
Allocated Share-based Compensation Expense | $						$ 6,197,000	$ 11,266,000	$ 9,653,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares						$ 9.17	$ 4.11	$ 2.47	TWD 2.47	$ 1.99	TWD 1.99
Stock Option Exercise Price Per Share | (per share)												$ 1.856	TWD 60
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage								10.63%		10.63%		10.63%		68.11%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							0.88%	0.88%		0.88%		97.36%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						13.88%	13.88%	13.88%		58.36%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						3.70%	3.70%	88.90%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 5 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage					3.70%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						5.81%	82.57%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 6 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage				5.81%	5.81%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						94.15%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 7 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage			1.95%	1.95%	1.95%
Capital Reduction Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Exercise Price Per Share | (per share)												$ 1.244	TWD 40